Intangible assets (Tables)	12 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Schedule of intangible assets

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (iii) (iv)	Total
Balance as of June 30, 2018	7,105	6,842	2,615	5,117	3,742	2,575	27,996
Costs	7,105	7,265	9,718	15,399	6,995	6,753	53,235
Accumulated depreciation	-	(423)	(7,103)	(10,282)	(3,253)	(4,178)	(25,239)
Net book amount at June 30, 2018	7,105	6,842	2,615	5,117	3,742	2,575	27,996

Assets incorporated by business combination (i)	-	-	-	-	31	-	31
Impairment	(184)	-	-	-	-	-	(184)
Currency translation adjustment	(189)	(200)	(97)	(312)	(87)	53	(832)
Transfers	-	-	-	-	3	(3)	-
Additions	-	-	-	15	1,531	2,190	3,736
Disposals	-	-	-	-	(61)	-	(61)
Depreciation charge (i)	-	(125)	(216)	(1,669)	(1,305)	(1,353)	(4,668)
Balance as of June 30, 2019	6,732	6,517	2,302	3,151	3,854	3,462	26,018

Costs	6,732	7,064	9,621	15,102	8,412	8,993	55,924
Accumulated depreciation	-	(547)	(7,319)	(11,951)	(4,558)	(5,531)	(29,906)
Net book amount at June 30, 2019	6,732	6,517	2,302	3,151	3,854	3,462	26,018

Additions	-	-	-	-	1,572	2,965	4,537
Disposals	-	-	-	(18)	(137)	-	(155)
Deconsolidation	(3,259)	-	-	-	(22)	-	(3,281)
Transfers	1	-	-	-	9	(64)	(54)
Assets incorporated by business combination	11	-	-	38	19	-	68
Currency translation adjustment	2,336	1,233	397	432	665	692	5,755
Depreciation charge (i)	-	(122)	(279)	(1,128)	(1,705)	(1,462)	(4,696)
Balance as of June 30, 2020	5,821	7,628	2,420	2,475	4,255	5,593	28,192

Costs	5,821	8,421	11,289	23,731	8,043	13,751	71,056
Accumulated depreciation	-	(793)	(8,869)	(21,256)	(3,788)	(8,158)	(42,864)
Net book amount at June 30, 2020	5,821	7,628	2,420	2,475	4,255	5,593	28,192

(i)	Amortization charge was recognized in the amount of Ps. 343 and Ps. 1,052 under “Costs”, in the amount of Ps. 1, 653 and Ps. 2,265 under “General and administrative expenses” and Ps. 2,700 and Ps. 2,238 under “Selling expenses” as of June 30, 2020 and 2019, respectively in the Statements of Income (Note 27). In addition, a charge of Ps. 529 was recognized under “Discontinued operations” as of June 30, 2019.

Summary of subsequent cash flows estimated based on the long-term growth rate

	06.30.19
Net value of the CGU net of taxes	NIS	294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	NIS	3,668
Value of goodwill of the CGU	NIS	268
Annual discount rate after tax		8.5%
Long-term growth rate		1.5%
Long-term market share		25%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS	55.50

Annual net discount rate after taxes		9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS	53